Shareholder Report, Average Annual Return (Details) 193894_Innovator U.S. Equity Accelerated 9 Buffer ETF - January_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV
Average Annual Return, Percent	11.10%	6.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	11.53%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	9.88%